UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09013
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	June 30
Date of Reporting Period	September 30, 2005

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust                                                                                            as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 146.0% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.0%
	Alliant Tech Systems, Inc.
$332,500	Term Loan, 4.69%, Maturing March 31, 2009	$334,890
.	Hexcel Corp.
234,333	Term Loan, 5.36%, Maturing March 1, 2012	237,067
	K&F Industries, Inc.
381,900	Term Loan, 6.28%, Maturing November 18, 2012	384,764
	Mid-Western Aircraft Systems
498,750	Term Loan, 5.96%, Maturing December 31, 2011	505,421
	Standard Aero Holdings, Inc.
1,153,046	Term Loan, 6.18%, Maturing August 24, 2012	1,167,459
	Transdigm, Inc.
1,970,000	Term Loan, 5.80%, Maturing July 22, 2010	2,002,012
	Vought Aircraft Industries, Inc.
1,126,988	Term Loan, 6.35%, Maturing December 22, 2011	1,140,089
	Wam Aquisition, S.A.
362,670	Term Loan, 6.77%, Maturing April 8, 2013	363,515
362,670	Term Loan, 7.27%, Maturing April 8, 2014	364,998
		$6,500,215
Air Transport — 0.6%
	United Airlines, Inc.
1,983,727	DIP Loan, 7.96%, Maturing December 31, 2005	2,007,905
		$2,007,905
Automotive — 6.6%
	Accuride Corp.
1,301,539	Term Loan, 6.18%, Maturing January 31, 2012	1,315,530
	Affina Group, Inc.
317,532	Term Loan, 6.40%, Maturing November 30, 2011	319,418
	Collins & Aikman Products Co.
680,597	Term Loan, 7.95%, Maturing August 31, 2011	646,082
	CSA Acquisition Corp.
123,649	Term Loan, 6.06%, Maturing December 23, 2011	124,460
198,914	Term Loan, 6.06%, Maturing December 23, 2011	200,219
	Dayco Products, LLC
1,376,183	Term Loan, 7.04%, Maturing June 23, 2011	1,394,677
	Exide Technologies
468,891	Term Loan, 9.36%, Maturing May 5, 2010	465,374
468,891	Term Loan, 9.36%, Maturing May 5, 2010	472,407
	Federal-Mogul Corp.
750,000	Term Loan, 6.09%, Maturing December 31, 2005	705,000
1,500,000	Term Loan, 6.34%, Maturing December 31, 2005	1,413,000
763,183	Term Loan, 7.59%, Maturing December 31, 2005	765,091

	Goodyear Tire & Rubber Co.
$470,000	Term Loan, 3.50%, Maturing April 30, 2010	$474,868
1,580,000	Term Loan, 6.32%, Maturing April 30, 2010	1,601,725
500,000	Term Loan, 7.07%, Maturing March 1, 2011	497,708
	HLI Operating Co., Inc.
1,272,493	Term Loan, 7.01%, Maturing June 3, 2009	1,274,992
350,000	Term Loan, 8.92%, Maturing June 3, 2010	350,292
	Key Automotive Group
910,151	Term Loan, 6.75%, Maturing June 29, 2010	915,839
	Plastech Engineered Products, Inc.
468,966	Term Loan, 8.77%, Maturing March 31, 2010	452,434
	R.J. Tower Corp.
1,175,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007	1,195,562
	Tenneco Automotive, Inc.
1,194,224	Term Loan, 5.94%, Maturing December 12, 2010	1,216,243
	TI Automotive, Ltd.
648,527	Term Loan, 6.91%, Maturing June 30, 2011	632,719
	Trimas Corp.
2,138,453	Term Loan, 6.90%, Maturing December 31, 2009	2,163,402
	TRW Automotive, Inc.
1,574,874	Term Loan, 5.25%, Maturing June 30, 2012	1,593,412
	United Components, Inc.
844,358	Term Loan, 6.26%, Maturing June 30, 2010	860,190
		$21,050,644
Beverage and Tobacco — 2.1%
	Alliance One International, Inc.
422,875	Term Loan, 6.73%, Maturing May 13, 2010	428,425
	Constellation Brands, Inc.
2,105,672	Term Loan, 5.91%, Maturing November 30, 2011	2,137,916
	Culligan International Co.
841,500	Term Loan, 6.27%, Maturing September 30, 2011	854,122
	National Dairy Holdings, L.P.
159,200	Term Loan, 5.84%, Maturing March 15, 2012	160,692
	National Distribution Company
425,000	Term Loan, 10.33%, Maturing June 22, 2010	426,062
	Southern Wine & Spirits of America
2,421,660	Term Loan, 5.53%, Maturing May 31, 2012	2,447,390
	Sunny Delight Beverages Co.
364,412	Term Loan, 8.25%, Maturing August 20, 2010	368,056
		$6,822,663
Building and Development — 11.5%
	Biomed Realty, L.P.
1,640,000	Term Loan, 5.94%, Maturing May 31, 2010	1,642,050
	DMB / CHII, LLC
178,041	Term Loan, 6.21%, Maturing March 3, 2007	178,486

	Formica Corp.
$156,501	Term Loan, 8.82%, Maturing June 10, 2010	$157,283
80,035	Term Loan, 8.82%, Maturing June 10, 2010	80,435
64,521	Term Loan, 8.82%, Maturing June 10, 2010	64,844
227,578	Term Loan, 8.83%, Maturing June 10, 2010	228,716
	FT-FIN Acquisition, LLC
672,303	Term Loan, 8.25%, Maturing November 17, 2007	673,984
	General Growth Properties, Inc.
4,694,717	Term Loan, 5.85%, Maturing November 12, 2008	4,758,879
	Hovstone Holdings, LLC
655,000	Term Loan, 6.10%, Maturing February 28, 2009	656,637
	Kyle Acquisition Group, LLC
277,819	Term Loan, 6.75%, Maturing July 20, 2008	281,813
757,181	Term Loan, 6.75%, Maturing July 20, 2010	768,065
	Landsource Communities, LLC
1,502,000	Term Loan, 6.25%, Maturing March 31, 2010	1,515,613
	LNR Property Corp.
2,788,230	Term Loan, 6.71%, Maturing February 3, 2008	2,824,825
933,233	Term Loan, 6.72%, Maturing February 3, 2008	939,066
	LNR Property Holdings
500,000	Term Loan, 8.21%, Maturing February 3, 2008	502,187
	MAAX Corp.
434,500	Term Loan, 6.43%, Maturing June 4, 2011	434,500
	Mueller Group, Inc.
1,176,197	Term Loan, 7.92%, Maturing April 23, 2011	1,186,489
	Newkirk Master, L.P.
2,165,955	Term Loan, 5.69%, Maturing August 11, 2008	2,202,506
	Newkirk Tender Holdings, LLC
911,305	Term Loan, 8.34%, Maturing May 25, 2006	913,583
944,444	Term Loan, 9.84%, Maturing May 25, 2006	946,806
	Nortek, Inc.
940,500	Term Loan, 5.92%, Maturing August 27, 2011	953,549
	Ply Gem Industries, Inc.
652,243	Term Loan, 6.16%, Maturing February 12, 2011	658,765
95,843	Term Loan, 6.16%, Maturing February 12, 2011	96,802
374,533	Term Loan, 6.64%, Maturing February 12, 2011	378,279
	South Edge, LLC
328,125	Term Loan, 5.31%, Maturing October 31, 2007	329,629
421,875	Term Loan, 5.56%, Maturing October 31, 2009	426,094
	Stile Acquisition Corp.
1,231,510	Term Loan, 5.67%, Maturing April 6, 2013	1,236,758
	Stile U.S. Acquisition Corp.
1,233,608	Term Loan, 5.67%, Maturing April 6, 2013	1,238,865
	Sugarloaf Mills, L.P.
1,000,000	Term Loan, 5.57%, Maturing April 7, 2007	1,005,000
1,200,000	Term Loan, 6.70%, Maturing April 7, 2007	1,200,000

	TE / Tousa Senior, LLC
$575,000	Term Loan, 6.56%, Maturing August 1, 2008	$584,344
	The Macerich Partnership, L.P.
745,000	Term Loan, 5.48%, Maturing July 30, 2007	746,397
650,000	Term Loan, 5.34%, Maturing April 25, 2010	654,875
	The Woodlands Community Property Co.
1,304,000	Term Loan, 5.95%, Maturing November 30, 2007	1,312,150
923,000	Term Loan, 7.95%, Maturing November 30, 2007	936,845
	Tousa / Kolter, LLC
1,110,000	Term Loan, 5.78%, Maturing January 7, 2008 (2)	1,115,550
	Tower Financing, LLC
1,500,000	Term Loan, 7.16%, Maturing April 8, 2008	1,501,875
	Trustreet Properties, Inc.
465,000	Term Loan, 5.69%, Maturing April 8, 2010	469,359
	Whitehall Street Real Estate, L.P.
1,125,000	Term Loan, 7.59%, Maturing September 11, 2006 (3)	1,143,900
		$36,945,803
Business Equipment and Services — 6.4%
	Acco Brands Corp.
350,000	Term Loan, 5.58%, Maturing August 17, 2012	355,162
	Allied Security Holdings, LLC
827,330	Term Loan, 7.78%, Maturing June 30, 2010	841,808
	Aspect Software, Inc.
350,000	Term Loan, 6.56%, Maturing September 22, 2010	350,000
	Baker & Taylor, Inc.
1,700,000	Term Loan, 10.48%, Maturing May 6, 2011	1,721,250
	DynCorp International, LLC
653,363	Term Loan, 6.75%, Maturing February 11, 2011	661,394
	Global Imaging Systems, Inc.
485,122	Term Loan, 5.38%, Maturing May 10, 2010	488,912
	Info USA, Inc.
366,563	Term Loan, 6.78%, Maturing June 9, 2010	367,479
	Iron Mountain, Inc.
3,989,888	Term Loan, 5.63%, Maturing April 2, 2011	4,031,658
	Language Line, Inc.
489,071	Term Loan, 7.90%, Maturing June 11, 2011	494,497
	Mitchell International, Inc.
417,599	Term Loan, 10.13%, Maturing August 13, 2011	418,643
744,997	Term Loan, 10.13%, Maturing August 15, 2012	753,378
	N.E.W. Holdings I, LLC
494,591	Term Loan, 6.99%, Maturing July 1, 2011	502,319
	Protection One, Inc.
496,951	Term Loan, 6.83%, Maturing April 18, 2011	504,406
	Quintiles Transnational Corp.
744,194	Term Loan, 5.59%, Maturing September 25, 2009	746,054

	Sungard Data Systems, Inc.
$7,025,000	Term Loan, 6.28%, Maturing February 11, 2013	$7,113,613
	Transaction Network Services, Inc.
440,586	Term Loan, 5.85%, Maturing May 4, 2012	446,094
	Western Inventory Services
275,000	Term Loan, 10.77%, Maturing October 14, 2011	277,750
	Williams Scotsman, Inc.
495,370	Term Loan, 6.31%, Maturing June 27, 2010	501,871
		$20,576,288
Cable and Satellite Television — 8.8%
	Adelphia Communications Corp.
1,810,405	DIP Loan, 6.31%, Maturing March 31, 2006	1,814,931
	Atlantic Broadband Finance, LLC
1,494,183	Term Loan, 6.52%, Maturing September 1, 2011	1,520,331
	Bragg Communications, Inc.
554,445	Term Loan, 5.86%, Maturing August 31, 2011	562,762
	Bresnan Communications, LLC
500,000	Term Loan, 7.34%, Maturing September 30, 2009	509,062
1,000,000	Term Loan, 7.26%, Maturing September 30, 2010	1,017,656
	Canadian Cable Acquisition Co., Inc.
999,900	Term Loan, 7.02%, Maturing July 30, 2011	1,013,649
	Cebridge Connections, Inc.
753,525	Term Loan, 7.00%, Maturing February 23, 2009	758,235
788,000	Term Loan, 9.69%, Maturing February 23, 2010	795,880
	Charter Communications Operating, LLC
7,145,541	Term Loan, 6.93%, Maturing April 27, 2011	7,187,822
	Insight Midwest Holdings, LLC
3,438,750	Term Loan, 6.06%, Maturing December 31, 2009	3,494,630
	MCC Iowa, LLC
839,407	Term Loan, 5.87%, Maturing February 3, 2014	852,326
	Mediacom Illinois, LLC
1,985,000	Term Loan, 6.05%, Maturing March 31, 2013	2,019,273
	NTL, Inc.
1,750,000	Term Loan, 6.41%, Maturing April 13, 2012	1,762,395
	Rainbow National Services, LLC
1,481,237	Term Loan, 6.63%, Maturing March 31, 2012	1,496,513
	UGS Corp.
1,517,065	Term Loan, 5.84%, Maturing March 31, 2012	1,541,244
	UPC Broadband Holdings B.V.
1,780,000	Term Loan, 6.00%, Maturing September 30, 2012	1,801,695
		$28,148,404
Chemicals and Plastics — 7.3%
	Brenntag AG
1,275,000	Term Loan, 6.81%, Maturing December 9, 2011	1,293,049
	Carmeuse Lime, Inc.
320,938	Term Loan, 5.50%, Maturing May 2, 2011	323,345

	Celanese Holdings, LLC
$2,129,872	Term Loan, 6.31%, Maturing April 6, 2011	$2,165,814
	Gentek, Inc.
309,424	Term Loan, 6.60%, Maturing February 25, 2011	312,170
430,000	Term Loan, 9.35%, Maturing February 25, 2012	426,130
	Hercules, Inc.
492,500	Term Loan, 5.33%, Maturing October 8, 2010	498,287
	Hexion Specialty Chemicals, Inc.
90,000	Term Loan, 3.16%, Maturing May 31, 2012	91,237
377,055	Term Loan, 6.38%, Maturing May 31, 2012	382,240
520,695	Term Loan, 6.56%, Maturing May 31, 2012	527,855
	Huntsman International, LLC
2,544,712	Term Loan, 5.52%, Maturing August 16, 2012	2,568,796
	Innophos, Inc.
483,225	Term Loan, 6.11%, Maturing August 13, 2010	489,467
	Invista B.V.
2,018,648	Term Loan, 6.31%, Maturing April 29, 2011	2,053,554
875,818	Term Loan, 6.31%, Maturing April 29, 2011	890,962
	ISP Chemco, Inc.
689,500	Term Loan, 5.71%, Maturing March 27, 2011	698,119
	Kraton Polymer, LLC
1,467,831	Term Loan, 6.42%, Maturing December 23, 2010	1,492,600
	Mosaic Co.
766,150	Term Loan, 5.23%, Maturing February 21, 2012	776,804
	Nalco Co.
3,329,426	Term Loan, 5.81%, Maturing November 4, 2010	3,384,571
	PQ Corp.
263,675	Term Loan, 6.06%, Maturing February 11, 2012	267,136
	Rockwood Specialties Group, Inc.
2,323,325	Term Loan, 5.93%, Maturing December 10, 2012	2,363,258
	Solo Cup Co.
1,350,007	Term Loan, 5.94%, Maturing February 27, 2011	1,355,576
	Wellman, Inc.
900,000	Term Loan, 7.71%, Maturing February 10, 2009	915,375
	Westlake Chemical Corp.
40,000	Term Loan, 6.15%, Maturing July 31, 2010	40,400
		$23,316,745
Clothing / Textiles — 0.8%
	Propex Fabrics, Inc.
182,875	Term Loan, 6.28%, Maturing December 31, 2011	183,561
	SI Corp.
853,550	Term Loan, 7.49%, Maturing December 9, 2009	862,085
	St. John Knits International, Inc.
925,350	Term Loan, 6.54%, Maturing March 23, 2012	939,230
	The William Carter Co.
478,913	Term Loan, 5.72%, Maturing July 14, 2012	486,695
		$2,471,571

Conglomerates — 3.7%
	Amsted Industries, Inc.
$2,136,656	Term Loan, 6.20%, Maturing October 15, 2010	$2,176,274
	Blount, Inc.
640,536	Term Loan, 6.12%, Maturing August 9, 2010	651,745
	Euramax International, Inc.
385,000	Term Loan, 6.38%, Maturing June 28, 2012	388,162
334,211	Term Loan, 10.55%, Maturing June 28, 2013	336,717
165,789	Term Loan, 10.55%, Maturing June 28, 2013	167,033
	Goodman Global Holdings, Inc.
641,775	Term Loan, 5.88%, Maturing December 23, 2011	651,803
	Johnson Diversey, Inc.
1,702,905	Term Loan, 5.46%, Maturing November 3, 2009	1,726,853
	Penn Engineering & Manufacturing Corp.
256,571	Term Loan, 6.52%, Maturing May 25, 2011	259,778
	Polymer Group, Inc.
1,167,025	Term Loan, 7.25%, Maturing April 27, 2010	1,185,503
1,250,000	Term Loan, 10.25%, Maturing April 27, 2011	1,278,125
	PP Acquisition Corp.
1,582,889	Term Loan, 6.10%, Maturing November 12, 2011	1,588,429
	Rexnord Corp.
1,548,681	Term Loan, 5.42%, Maturing December 31, 2011	1,571,265
		$11,981,687
Containers and Glass Products — 6.0%
	Berry Plastics Corp.
2,133,969	Term Loan, 6.11%, Maturing June 30, 2010	2,166,245
	BWAY Corp.
325,500	Term Loan, 6.00%, Maturing June 30, 2011	330,688
	Consolidated Container Holding, LLC
641,875	Term Loan, 7.50%, Maturing December 15, 2008	650,300
	Dr. Pepper / Seven Up Bottling Group, Inc.
1,274,116	Term Loan, 5.37%, Maturing December 19, 2010	1,295,458
	Graham Packaging Holdings Co.
2,282,750	Term Loan, 6.15%, Maturing October 7, 2011	2,315,921
1,000,000	Term Loan, 8.25%, Maturing April 7, 2012	1,021,667
	Graphic Packaging International, Inc.
5,062,742	Term Loan, 6.04%, Maturing August 8, 2009	5,145,645
	IPG (US), Inc.
367,225	Term Loan, 6.07%, Maturing July 28, 2011	373,651
	Kranson Industries, Inc.
493,750	Term Loan, 6.78%, Maturing July 30, 2011	501,156
	Owens-Illinois, Inc.
486,733	Term Loan, 5.50%, Maturing April 1, 2007	490,992
394,214	Term Loan, 5.57%, Maturing April 1, 2007	398,896

	Smurfit-Stone Container Corp.
$315,687	Term Loan, 2.10%, Maturing November 1, 2010	$319,206
2,510,295	Term Loan, 5.70%, Maturing November 1, 2011	2,538,275
797,906	Term Loan, 5.83%, Maturing November 1, 2011	806,800
	U.S. Can Corp.
985,000	Term Loan, 7.65%, Maturing January 15, 2010	989,925
		$19,344,825
Cosmetics / Toiletries — 0.8%
	American Safety Razor Co.
995,000	Term Loan, 6.61%, Maturing February 28, 2012	1,012,412
	Prestige Brands, Inc.
884,250	Term Loan, 6.31%, Maturing April 7, 2011	896,040
	Revlon Consumer Products Corp.
721,875	Term Loan, 9.65%, Maturing July 9, 2010	746,915
		$2,655,367
Drugs — 0.9%
	Warner Chilcott Corp.
1,865,895	Term Loan, 6.61%, Maturing January 18, 2012	1,881,722
751,865	Term Loan, 6.77%, Maturing January 18, 2012	758,242
347,340	Term Loan, 6.77%, Maturing January 18, 2012	350,286
		$2,990,250
Ecological Services and Equipment — 2.1%
	Alderwoods Group, Inc.
307,994	Term Loan, 5.75%, Maturing September 29, 2009	312,614
	Allied Waste Industries, Inc.
855,217	Term Loan, 3.60%, Maturing January 15, 2010	862,700
2,240,614	Term Loan, 5.85%, Maturing January 15, 2012	2,259,964
	Envirocare of Utah, LLC
820,000	Term Loan, 6.11%, Maturing April 15, 2010	836,400
	Environmental Systems, Inc.
1,087,435	Term Loan, 7.40%, Maturing December 12, 2008	1,108,165
	IESI Corp.
441,176	Term Loan, 5.66%, Maturing January 20, 2012	448,069
	Sensus Metering Systems, Inc.
115,495	Term Loan, 6.44%, Maturing December 17, 2010	116,866
740,350	Term Loan, 6.45%, Maturing December 17, 2010	749,142
		$6,693,920
Electronics / Electrical — 4.4%
	AMI Semiconductor, Inc.
956,013	Term Loan, 5.34%, Maturing April 1, 2012	961,589
	Communications & Power, Inc.
444,444	Term Loan, 6.03%, Maturing July 23, 2010	451,944
	Enersys Capital, Inc.
987,500	Term Loan, 5.86%, Maturing March 17, 2011	996,758

	Fairchild Semiconductor Corp.
$2,126,437	Term Loan, 5.60%, Maturing December 31, 2010	$2,150,359
	Invensys International Holdings Limited
1,926,388	Term Loan, 6.88%, Maturing September 5, 2009	1,945,652
	Panavision, Inc.
1,027,741	Term Loan, 9.64%, Maturing January 12, 2007	1,050,865
	Rayovac Corp.
2,915,350	Term Loan, 5.71%, Maturing February 7, 2012	2,952,398
	Security Co., Inc.
495,000	Term Loan, 7.31%, Maturing June 30, 2010	499,950
500,000	Term Loan, 11.25%, Maturing June 30, 2011	507,500
	Telcordia Technologies, Inc.
1,556,100	Term Loan, 6.36%, Maturing September 15, 2012	1,554,155
	United Online, Inc.
388,889	Term Loan, 6.75%, Maturing December 13, 2008	390,833
	Vertafore, Inc.
256,552	Term Loan, 6.57%, Maturing December 22, 2010	259,438
500,000	Term Loan, 9.51%, Maturing December 22, 2011	511,250
		$14,232,691
Equipment Leasing — 1.1%
	Ashtead Group, PLC
1,000,000	Term Loan, 6.06%, Maturing November 12, 2009	1,015,625
	Maxim Crane Works, L.P.
866,103	Term Loan, 6.48%, Maturing January 28, 2010	880,177
510,000	Term Loan, 9.25%, Maturing January 28, 2012	527,212
	United Rentals, Inc.
166,667	Term Loan, 2.87%, Maturing February 14, 2011	168,312
820,833	Term Loan, 6.09%, Maturing February 14, 2011	828,939
		$3,420,265
Farming / Agriculture — 0.3%
	Central Garden & Pet Co.
782,768	Term Loan, 4.80%, Maturing May 15, 2009	794,020
		$794,020
Financial Intermediaries — 2.8%
	AIMCO Properties, L.P.
700,000	Term Loan, 5.52%, Maturing November 2, 2009	709,187
2,350,000	Term Loan, 5.72%, Maturing November 2, 2009	2,393,329
	Coinstar, Inc.
309,427	Term Loan, 5.55%, Maturing July 7, 2011	315,229
	Corrections Corp. of America
506,545	Term Loan, 5.49%, Maturing March 31, 2008	514,777
	Fidelity National Information Solutions, Inc.
3,221,125	Term Loan, 5.48%, Maturing March 9, 2013	3,236,654

	Refco Group Ltd., LLC
$1,869,825	Term Loan, 5.84%, Maturing August 5, 2011	$1,892,497
		$9,061,673
Food Products — 4.2%
	Acosta Sales Co., Inc.
493,500	Term Loan, 5.67%, Maturing August 13, 2010	501,365
	American Seafoods Holdings, LLC
135,773	Term Loan, 8.75%, Maturing September 30, 2007	136,027
738,550	Term Loan, 9.00%, Maturing March 31, 2009	741,781
	Atkins Nutritional, Inc.
406,606	Term Loan, 8.25%, Maturing November 26, 2009 (4)	304,955
	Chiquita Brands, LLC
369,075	Term Loan, 6.34%, Maturing June 28, 2012	375,534
	Del Monte Corp.
448,875	Term Loan, 5.18%, Maturing February 8, 2012	455,608
	Doane Pet Care Co.
1,069,200	Term Loan, 7.62%, Maturing November 5, 2009	1,075,437
	Dole Food Co., Inc.
584,625	Term Loan, 5.49%, Maturing April 18, 2012	591,658
	Herbalife International, Inc.
172,764	Term Loan, 5.41%, Maturing December 21, 2010	175,356
	Interstate Brands Corp.
485,000	Term Loan, 7.77%, Maturing July 19, 2007	489,123
901,793	Term Loan, 7.95%, Maturing July 19, 2007	910,811
	Merisant Co.
1,463,099	Term Loan, 6.93%, Maturing January 11, 2010	1,444,810
	Michael Foods, Inc.
912,752	Term Loan, 5.17%, Maturing November 21, 2010	928,725
1,000,000	Term Loan, 6.59%, Maturing November 21, 2011	1,023,750
	Pinnacle Foods Holdings Corp.
3,089,513	Term Loan, 6.76%, Maturing November 25, 2010	3,131,994
	Reddy Ice Group, Inc.
1,055,000	Term Loan, 5.48%, Maturing August 9, 2012	1,066,209
		$13,353,143
Food Service — 3.2%
	AFC Enterprises, Inc.
912,713	Term Loan, 6.31%, Maturing May 11, 2011	924,121
	Buffets, Inc.
209,091	Term Loan, 6.78%, Maturing June 28, 2009	211,182
1,017,875	Term Loan, 7.16%, Maturing June 28, 2009	1,028,053
	Burger King Corp.
995,000	Term Loan, 5.50%, Maturing June 30, 2012	1,011,435
	Carrols Corp.
767,356	Term Loan, 6.56%, Maturing December 31, 2010	779,505
	CKE Restaurants, Inc.
235,783	Term Loan, 5.81%, Maturing May 1, 2010	238,141

	Denny’s, Inc.
$1,240,633	Term Loan, 7.17%, Maturing September 21, 2009	$1,261,182
	Domino’s, Inc.
3,136,341	Term Loan, 5.81%, Maturing June 25, 2010	3,190,574
	Jack in the Box, Inc.
738,750	Term Loan, 5.45%, Maturing January 8, 2011	746,599
	Maine Beverage Co., LLC
437,500	Term Loan, 5.77%, Maturing March 31, 2013	436,406
	Weight Watchers International, Inc.
495,000	Term Loan, 5.11%, Maturing March 31, 2010	500,775
		$10,327,973
Food / Drug Retailers — 3.2%
	Cumberland Farms, Inc.
2,242,738	Term Loan, 6.14%, Maturing September 8, 2008	2,255,353
	General Nutrition Centers, Inc.
835,781	Term Loan, 6.68%, Maturing December 7, 2009	847,969
	Giant Eagle, Inc.
2,819,146	Term Loan, 5.62%, Maturing August 6, 2009	2,866,719
	Roundy’s, Inc.
1,181,395	Term Loan, 5.79%, Maturing September 30, 2009	1,194,685
	The Jean Coutu Group (PJC), Inc.
1,906,991	Term Loan, 5.94%, Maturing July 30, 2011	1,939,917
	The Pantry, Inc.
1,033,605	Term Loan, 6.10%, Maturing March 12, 2011	1,049,433
		$10,154,076
Forest Products — 1.9%
	Boise Cascade Holdings, LLC
1,978,665	Term Loan, 5.72%, Maturing October 29, 2011	2,011,561
	Buckeye Technologies, Inc.
192,238	Term Loan, 5.71%, Maturing April 15, 2010	194,240
	Escanaba Timber, LLC
315,000	Term Loan, 6.43%, Maturing May 2, 2008	319,331
	Koch Cellulose, LLC
286,936	Term Loan, 5.19%, Maturing May 7, 2011	290,881
931,536	Term Loan, 5.77%, Maturing May 7, 2011	944,344
	NewPage Corp.
1,150,000	Term Loan, 6.58%, Maturing May 2, 2011	1,167,250
	RLC Industries Co.
582,107	Term Loan, 5.51%, Maturing February 24, 2010	585,928
	Xerium Technologies, Inc.
485,000	Term Loan, 6.02%, Maturing May 18, 2012	492,124
		$6,005,659

Healthcare — 8.8%
	Alliance Imaging, Inc.
$1,188,534	Term Loan, 5.99%, Maturing December 29, 2011	$1,203,887
	AMN Healthcare, Inc.
337,807	Term Loan, 7.02%, Maturing October 2, 2008	342,874
	AMR HoldCo, Inc.
890,525	Term Loan, 5.95%, Maturing February 10, 2012	904,162
	Carl Zeiss Topco GMBH
196,667	Term Loan, 6.95%, Maturing February 28, 2013	197,896
393,333	Term Loan, 7.45%, Maturing February 28, 2014	396,283
375,000	Term Loan, 9.70%, Maturing August 31, 2014	381,563
	Colgate Medical, Ltd.
239,773	Term Loan, 6.01%, Maturing December 30, 2008	242,170
	Community Health Systems, Inc.
3,404,362	Term Loan, 5.61%, Maturing August 19, 2011	3,454,366
	Concentra Operating Corp.
903,885	Term Loan, 6.12%, Maturing June 30, 2009	911,794
	Conmed Corp.
953,220	Term Loan, 6.07%, Maturing December 31, 2009	968,312
	Cross Country Healthcare, Inc.
241,245	Term Loan, 7.54%, Maturing June 5, 2009	241,848
	Encore Medical IHC, Inc.
788,277	Term Loan, 6.53%, Maturing October 4, 2010	798,130
	Envision Worldwide, Inc.
1,089,988	Term Loan, 8.56%, Maturing September 30, 2010	1,100,887
	FHC Health Systems, Inc.
348,214	Term Loan, 9.87%, Maturing December 18, 2009	356,920
243,750	Term Loan, 11.87%, Maturing December 18, 2009	248,625
750,000	Term Loan, 12.87%, Maturing February 7, 2011	761,250
	Genoa Healthcare Group, LLC
294,000	Term Loan, 7.26%, Maturing August 12, 2012	298,961
	Hanger Orthopedic Group, Inc.
984,924	Term Loan, 7.75%, Maturing September 30, 2009	1,003,391
	Healthcare Partners, LLC
202,438	Term Loan, 5.82%, Maturing March 2, 2011	204,272
	Healthsouth Corp.
886,528	Term Loan, 6.53%, Maturing June 14, 2007	892,207
246,250	Term Loan, 3.09%, Maturing March 21, 2010	247,827
	Kinetic Concepts, Inc.
231,152	Term Loan, 5.78%, Maturing August 11, 2009	234,331
	Knowledge Learning Corp.
2,102,166	Term Loan, 6.35%, Maturing January 7, 2012	2,114,428
	Leiner Health Products, Inc.
528,313	Term Loan, 7.70%, Maturing May 27, 2011	527,982
	Lifepoint Hospitals, Inc.
2,205,691	Term Loan, 5.44%, Maturing April 15, 2012	2,231,096

	Magellan Health Services, Inc.
$457,958	Term Loan, 3.56%, Maturing August 15, 2008	$463,110
623,968	Term Loan, 5.87%, Maturing August 15, 2008	630,987
	Medcath Holdings Corp.
246,875	Term Loan, 6.29%, Maturing July 2, 2011	250,193
	National Mentor, Inc.
908,851	Term Loan, 6.25%, Maturing September 30, 2011	920,211
	Select Medical Holding Corp.
773,062	Term Loan, 5.57%, Maturing February 24, 2012	776,230
	Sunrise Medical Holdings, Inc.
491,505	Term Loan, 7.07%, Maturing May 13, 2010	492,119
	Sybron Dental Management, Inc.
684,764	Term Loan, 5.69%, Maturing June 6, 2009	690,756
	Talecris Biotherapeutics, Inc.
538,650	Term Loan, 7.10%, Maturing March 31, 2010	538,650
	Team Health, Inc.
921,295	Term Loan, 6.77%, Maturing March 23, 2011	925,902
	Vanguard Health Holding Co.
1,650,025	Term Loan, 6.21%, Maturing September 23, 2011	1,650,025
	VWR International, Inc.
617,850	Term Loan, 6.14%, Maturing April 7, 2011	627,697
		$28,231,342
Home Furnishings — 3.2%
	Interline Brands, Inc.
1,525,037	Term Loan, 6.27%, Maturing December 31, 2010	1,538,381
	Jarden Corp.
1,122,188	Term Loan, 5.69%, Maturing January 24, 2012	1,130,183
1,593,475	Term Loan, 6.02%, Maturing January 24, 2012	1,608,555
	Knoll, Inc.
1,440,424	Term Loan, 8.02%, Maturing September 30, 2011	1,449,426
	National Bedding Company, LLC
350,000	Term Loan, 8.88%, Maturing August 31, 2012	353,500
	Sealy Mattress Co.
1,221,239	Term Loan, 5.57%, Maturing April 6, 2012	1,236,314
	Simmons Co.
1,910,967	Term Loan, 5.90%, Maturing December 19, 2011	1,941,223
	Termpur-Pedic, Inc.
980,000	Term Loan, 7.25%, Maturing June 30, 2009	991,638
		$10,249,220
Industrial Equipment — 1.7%
	Alliance Laundry Holdings, LLC
261,800	Term Loan, 5.97%, Maturing January 27, 2012	266,054
	Chart Industries, Inc.
1,052,988	Term Loan, 7.25%, Maturing September 15, 2009	1,055,620

	Colfax Corp.
$597,851	Term Loan, 6.31%, Maturing November 30, 2011	$604,453
	Flowserve Corp.
1,160,000	Term Loan, 5.81%, Maturing August 10, 2012	1,177,545
	Gleason Corp.
254,364	Term Loan, 6.58%, Maturing July 27, 2011	257,543
750,000	Term Loan, 9.42%, Maturing January 31, 2012	763,125
	Itron, Inc.
151,160	Term Loan, 5.80%, Maturing December 17, 2010	152,955
	Mainline, L.P.
782,889	Term Loan, 6.30%, Maturing December 17, 2011	786,803
	Rexnord Corp.
511,141	Term Loan, 6.14%, Maturing December 31, 2011	518,595
		$5,582,693
Insurance — 2.7%
	Alliant Resources Group, Inc.
990,000	Term Loan, 7.34%, Maturing August 31, 2011	999,900
	CCC Information Services Group
1,033,811	Term Loan, 6.59%, Maturing August 20, 2010	1,049,318
	Conseco, Inc.
1,689,267	Term Loan, 5.77%, Maturing June 22, 2010	1,710,912
	Hilb, Rogal & Hobbs Co.
3,302,221	Term Loan, 6.31%, Maturing December 15, 2011	3,339,371
	U.S.I. Holdings Corp.
980,000	Term Loan, 6.18%, Maturing August 11, 2008	984,288
666,650	Term Loan, 6.18%, Maturing August 11, 2008	669,567
		$8,753,356
Leisure Goods / Activities / Movies — 7.8%
	24 Hour Fitness Worldwide, Inc.
900,000	Term Loan, 6.78%, Maturing June 8, 2012	915,187
	Alliance Atlantis Communications, Inc.
337,305	Term Loan, 5.59%, Maturing December 20, 2011	341,521
	AMF Bowling Worldwide, Inc.
348,288	Term Loan, 6.74%, Maturing August 27, 2009	351,662
	Cinemark, Inc.
1,970,000	Term Loan, 5.18%, Maturing March 31, 2011	1,997,580
	Fender Musical Instruments Co.
375,000	Term Loan, 8.10%, Maturing March 30, 2012	382,500
	Loews Cineplex Entertainment Corp.
2,073,007	Term Loan, 5.88%, Maturing July 30, 2011	2,087,098
	Mega Blocks, Inc.
850,000	Term Loan, 5.60%, Maturing July 26, 2012	861,688
	Metro-Goldwyn-Mayer Holdings
5,390,000	Term Loan, 6.27%, Maturing April 8, 2012	5,460,744

	Regal Cinemas Corp.
$4,441,107	Term Loan, 6.02%, Maturing November 10, 2010	$4,492,459
	Six Flags Theme Parks, Inc.
750,000	Revolving Loan, 2.37%, Maturing June 30, 2008 (2)	747,812
2,235,312	Term Loan, 6.36%, Maturing June 30, 2008	2,263,653
	Universal City Development Partners, Ltd.
1,002,425	Term Loan, 5.69%, Maturing June 9, 2011	1,016,626
	WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	439,594
3,609,688	Term Loan, 5.70%, Maturing February 28, 2011	3,655,560
		$25,013,684
Lodging and Casinos — 5.4%
	Alliance Gaming Corp.
1,707,256	Term Loan, 6.77%, Maturing September 5, 2009	1,708,590
	Ameristar Casinos, Inc.
272,712	Term Loan, 5.81%, Maturing December 20, 2006	274,417
1,090,103	Term Loan, 5.81%, Maturing December 31, 2006	1,096,916
	Argosy Gaming Co.
1,138,500	Term Loan, 7.25%, Maturing June 30, 2011	1,140,398
	CCM Merger, Inc.
1,027,425	Term Loan, 5.93%, Maturing April 25, 2012	1,038,984
	CNL Resort Hotel, L.P.
850,000	Term Loan, 6.56%, Maturing August 18, 2006	852,125
	Globalcash Access, LLC
277,547	Term Loan, 6.09%, Maturing March 10, 2010	281,970
	Isle of Capri Casinos, Inc.
1,205,888	Term Loan, 5.49%, Maturing February 4, 2012	1,220,585
	Marina District Finance Co., Inc.
1,463,938	Term Loan, 5.59%, Maturing October 14, 2011	1,477,051
	MGM Mirage
428,571	Term Loan, 5.13%, Maturing April 25, 2010	430,803
1,571,429	Revolving Loan, 5.19%, Maturing April 25, 2010 (2)	1,554,405
	Pinnacle Entertainment, Inc.
735,000	Term Loan, 6.85%, Maturing August 27, 2010	741,661
297,382	Term Loan, 7.29%, Maturing August 27, 2010	300,263
	Resorts International Holdings, LLC
1,062,574	Term Loan, 6.53%, Maturing April 26, 2012	1,071,606
485,000	Term Loan, 9.77%, Maturing April 26, 2013	487,122
	Seminole Tribe of Florida
350,000	Term Loan, 5.38%, Maturing September 30, 2011	355,688
	Venetian Casino Resort, LLC
2,031,035	Term Loan, 5.77%, Maturing June 15, 2011	2,051,187
418,770	Term Loan, 5.77%, Maturing June 15, 2011	422,925
	Wynn Las Vegas, LLC
665,000	Term Loan, 5.95%, Maturing December 14, 2011	673,229
		$17,179,925

Nonferrous Metals / Minerals — 2.7%
	Compass Minerals Group, Inc.
$107,941	Term Loan, 6.47%, Maturing November 28, 2009	$108,481
	Foundation Coal Corp.
737,766	Term Loan, 5.73%, Maturing July 30, 2011	751,343
	ICG, LLC
471,438	Term Loan, 6.43%, Maturing November 5, 2010	474,581
	International Mill Service, Inc.
248,125	Term Loan, 6.35%, Maturing December 31, 2010	250,606
1,000,000	Term Loan, 9.60%, Maturing October 26, 2011	1,015,000
	Longyear Holdings, Inc.
219,450	Term Loan, 6.53%, Maturing July 28, 2012	223,290
54,863	Term Loan, 6.53%, Maturing July 28, 2012	55,823
	Magnequench International, Inc.
1,225,000	Term Loan, 7.36%, Maturing August 31, 2009	1,228,063
	Murray Energy Corp.
746,250	Term Loan, 6.86%, Maturing January 28, 2010	751,380
	Novelis, Inc.
542,635	Term Loan, 5.46%, Maturing January 6, 2012	549,630
940,827	Term Loan, 5.46%, Maturing January 6, 2012	952,955
	Stillwater Mining Co.
833,078	Term Loan, 7.13%, Maturing July 30, 2010	849,740
	Trout Coal Holdings, LLC
497,500	Term Loan, 6.53%, Maturing March 23, 2011	499,055
1,000,000	Term Loan, 10.00%, Maturing March 23, 2012	1,010,625
		$8,720,572
Oil and Gas — 5.8%
	Coffeyville Resources, LLC
450,000	Term Loan, 10.81%, Maturing June 24, 2013	467,438
	Dresser Rand Group, Inc.
329,796	Term Loan, 6.05%, Maturing October 29, 2011	335,516
	Dresser, Inc.
254,878	Term Loan, 6.35%, Maturing March 31, 2007	257,427
	Dynegy Holdings, Inc.
2,616,875	Term Loan, 7.84%, Maturing May 28, 2010	2,630,504
	El Paso Corp.
1,071,750	Term Loan, 5.27%, Maturing November 23, 2009	1,084,700
2,251,646	Term Loan, 6.81%, Maturing November 23, 2009	2,280,886
	Epco Holdings, Inc.
620,000	Term Loan, 6.04%, Maturing August 18, 2010	630,898
	Kerr-McGee Corp.
885,500	Term Loan, 6.11%, Maturing May 24, 2007	889,216
2,300,000	Term Loan, 6.31%, Maturing May 24, 2011	2,314,232
	Key Energy Services, Inc.
640,000	Term Loan, 0.00%, Maturing June 30, 2012 (2)	650,800

	LB Pacific, L.P.
$543,638	Term Loan, 6.80%, Maturing March 3, 2012	$551,792
	Lyondell-Citgo Refining, L.P.
938,125	Term Loan, 5.51%, Maturing May 21, 2007	952,783
	Petrohawk Energy Corp.
985,000	Term Loan, 9.25%, Maturing July 28, 2010	997,313
	Sprague Energy Corp.
1,000,000	Revolving Loan, 5.47%, Maturing August 10, 2007 (2)	997,500
	Universal Compression, Inc.
553,613	Term Loan, 7.50%, Maturing February 15, 2012	560,187
	Williams Production RMT Co.
2,937,687	Term Loan, 6.02%, Maturing May 30, 2008	2,974,408
		$18,575,600
Publishing — 5.8%
	American Media Operations, Inc.
72,072	Term Loan, 6.50%, Maturing April 1, 2006	72,793
1,092,973	Term Loan, 6.25%, Maturing April 1, 2007	1,108,002
869,370	Term Loan, 6.25%, Maturing April 1, 2008	881,323
	CBD Media, LLC
441,176	Term Loan, 6.21%, Maturing December 31, 2009	448,070
	Dex Media East, LLC
1,549,572	Term Loan, 5.48%, Maturing May 8, 2009	1,561,436
	Dex Media West, LLC
2,005,532	Term Loan, 5.51%, Maturing March 9, 2010	2,020,852
	Freedom Communications Holdings, Inc.
621,497	Term Loan, 5.38%, Maturing May 18, 2012	629,421
	Herald Media, Inc.
148,125	Term Loan, 6.78%, Maturing July 22, 2011	149,514
500,000	Term Loan, 9.78%, Maturing January 22, 2012	505,000
	Liberty Group Operating, Inc.
712,358	Term Loan, 6.00%, Maturing February 28, 2012	720,075
	Merrill Communications, LLC
693,130	Term Loan, 6.34%, Maturing February 9, 2009	702,445
	Morris Publishing Group, LLC
770,000	Term Loan, 5.38%, Maturing September 30, 2010	778,422
1,191,000	Term Loan, 5.63%, Maturing March 31, 2011	1,206,260
	Nebraska Book Co., Inc.
477,725	Term Loan, 6.70%, Maturing March 4, 2011	482,502
	R.H. Donnelley Corp.
94,663	Term Loan, 5.69%, Maturing December 31, 2009	95,536
2,786,117	Term Loan, 5.62%, Maturing June 30, 2011	2,810,763
	Source Media, Inc.
233,412	Term Loan, 6.27%, Maturing August 30, 2012	236,913
250,000	Term Loan, 9.29%, Maturing August 30, 2012	254,297

	SP Newsprint Co.
$969,921	Term Loan, 3.82%, Maturing January 9, 2010	$981,439
395,076	Term Loan, 6.32%, Maturing January 9, 2010	399,767
	Sun Media Corp.
2,382,337	Term Loan, 5.68%, Maturing February 7, 2009	2,413,605
		$18,458,435
Radio and Television — 5.3%
	Adams Outdoor Advertising, L.P.
978,632	Term Loan, 5.64%, Maturing October 15, 2011	993,312
	ALM Media Holdings, Inc.
830,825	Term Loan, 6.52%, Maturing March 5, 2010	833,594
	Block Communications, Inc.
810,340	Term Loan, 6.27%, Maturing November 30, 2009	817,937
	CanWest Media, Inc.
1,289,859	Term Loan, 6.02%, Maturing August 15, 2009	1,296,309
	DirecTV Holdings, LLC
2,086,667	Term Loan, 5.34%, Maturing April 13, 2013	2,112,967
	Gray Television, Inc.
525,000	Term Loan, 5.35%, Maturing December 31, 2012	529,102
	NEP Supershooters, L.P.
799,336	Term Loan, 12.02%, Maturing August 3, 2011	809,328
	Nexstar Broadcasting, Inc.
980,255	Term Loan, 5.77%, Maturing October 1, 2012	988,220
1,034,745	Term Loan, 5.77%, Maturing October 1, 2012	1,043,152
	PanAmSat Corp.
2,719,273	Term Loan, 6.11%, Maturing August 20, 2011	2,759,456
	Raycom TV Broadcasting, Inc.
1,200,000	Term Loan, 6.06%, Maturing February 24, 2012	1,209,000
	Spanish Broadcasting System
700,000	Term Loan, 7.51%, Maturing June 10, 2013	710,719
	Susquehanna Media Co.
2,636,750	Term Loan, 5.77%, Maturing March 9, 2012	2,656,526
	Young Broadcasting, Inc.
389,025	Term Loan, 5.77%, Maturing November 3, 2012	392,429
		$17,152,051
Rail Industries — 0.4%
	Kansas City Southern Railway Co.
367,225	Term Loan, 5.59%, Maturing March 30, 2008	371,509
	Railamerica, Inc.
79,778	Term Loan, 5.88%, Maturing September 29, 2011	81,257
674,875	Term Loan, 5.90%, Maturing September 29, 2011	687,389
		$1,140,155

Retailers (Except Food and Drug) — 5.1%
	American Achievement Corp.
$313,347	Term Loan, 6.52%, Maturing March 25, 2011	$314,914
	Amscan Holdings, Inc.
495,000	Term Loan, 6.47%, Maturing April 30, 2012	498,094
	Coinmach Laundry Corp.
3,605,066	Term Loan, 6.75%, Maturing July 25, 2009	3,656,889
	FTD, Inc.
404,636	Term Loan, 6.19%, Maturing February 28, 2011	410,453
	Harbor Freight Tools USA, Inc.
990,003	Term Loan, 6.29%, Maturing July 15, 2010	1,002,626
	Home Interiors & Gifts, Inc.
665,470	Term Loan, 8.85%, Maturing March 31, 2011	612,232
	Josten’s Corp.
2,299,000	Term Loan, 5.94%, Maturing October 4, 2010	2,337,796
	Mapco Express, Inc.
326,183	Term Loan, 8.50%, Maturing April 28, 2011	331,483
	Movie Gallery, Inc.
570,000	Term Loan, 7.24%, Maturing April 27, 2011	568,433
	Musicland Group, Inc.
1,000,000	Revolving Loan, 8.32%, Maturing August 11, 2008 (2)	1,002,500
	Oriental Trading Co., Inc.
1,767,676	Term Loan, 6.31%, Maturing August 4, 2010	1,780,933
	Rent-A-Center, Inc.
1,283,465	Term Loan, 5.46%, Maturing June 30, 2010	1,299,348
	Savers, Inc.
351,974	Term Loan, 6.39%, Maturing August 4, 2009	355,494
500,000	Term Loan, 10.48%, Maturing August 4, 2010	506,250
	Travelcenters of America, Inc.
1,660,000	Term Loan, 5.71%, Maturing November 30, 2008	1,679,971
		$16,357,416
Surface Transport — 0.4%
	Horizon Lines, LLC
246,875	Term Loan, 6.27%, Maturing July 7, 2011	250,578
	Sirva Worldwide, Inc.
1,197,059	Term Loan, 6.93%, Maturing December 1, 2010	1,149,176
		$1,399,754
Telecommunications — 6.5%
	AAT Communications Corp.
660,000	Term Loan, 6.61%, Maturing July 29, 2013	671,757
	Alaska Communications Systems Holdings, Inc.
530,000	Term Loan, 6.02%, Maturing February 1, 2011	538,226
	American Tower, L.P.
1,129,325	Term Loan, 4.96%, Maturing August 31, 2011	1,135,443

	Cellular South, Inc.
$345,625	Term Loan, 5.46%, Maturing May 4, 2011	$349,297
	Centennial Cellular Operating Co., LLC
1,970,000	Term Loan, 6.34%, Maturing February 9, 2011	1,992,690
	Cincinnati Bell, Inc.
350,000	Term Loan, 5.29%, Maturing August 31, 2012	352,990
	Consolidated Communications, Inc.
2,244,965	Term Loan, 6.17%, Maturing July 27, 2015	2,275,834
	D&E Communications, Inc.
467,812	Term Loan, 5.86%, Maturing December 31, 2011	471,321
	Fairpoint Communications, Inc.
1,130,000	Term Loan, 5.81%, Maturing February 8, 2012	1,144,479
	Hawaiian Telcom Communications, Inc.
400,000	Term Loan, 6.28%, Maturing October 31, 2012	405,062
	Iowa Telecommunications Services, Inc.
334,000	Term Loan, 5.71%, Maturing November 23, 2011	338,906
	IPC Acquisition Corp.
250,000	Term Loan, 6.59%, Maturing August 5, 2011	253,646
	Madison River Capital, LLC
290,000	Term Loan, 6.22%, Maturing July 29, 2012	294,894
	NTelos, Inc.
1,141,375	Term Loan, 6.53%, Maturing February 18, 2011	1,152,931
	Qwest Corp.
2,000,000	Term Loan, 8.53%, Maturing June 4, 2007	2,067,084
	SBA Senior Finance, Inc.
1,946,711	Term Loan, 6.04%, Maturing October 31, 2008	1,963,340
	Spectrasite Communications, Inc.
1,216,805	Term Loan, 5.27%, Maturing May 19, 2012	1,225,551
	SSA Global Technologies, Inc.
250,000	Term Loan, 5.97%, Maturing September 22, 2011	251,563
	Stratos Global Corp.
805,000	Term Loan, 6.27%, Maturing December 3, 2010	807,768
	Triton PCS, Inc.
823,775	Term Loan, 7.01%, Maturing November 18, 2009	832,271
	Valor Telecom Enterprise, LLC
1,203,500	Term Loan, 5.78%, Maturing February 14, 2012	1,220,693
	Westcom Corp.
463,867	Term Loan, 6.43%, Maturing December 17, 2010	467,346
600,000	Term Loan, 10.68%, Maturing May 17, 2011	611,625
	Winstar Communications, Inc.
169,348	DIP Loan, 0.00%, Maturing December 31, 2005 (3)(4)	62,659
		$20,887,376
Utilities — 3.7%
	Allegheny Energy Supply Co., LLC
1,631,876	Term Loan, 5.77%, Maturing March 8, 2011	1,656,966

	Cellnet Technology, Inc.
$314,213	Term Loan, 6.68%, Maturing April 26, 2012	$316,569
	Cogentrix Delaware Holdings, Inc.
790,392	Term Loan, 5.78%, Maturing January 14, 2012	802,577
	Covanta Energy Corp.
561,138	Term Loan, 3.86%, Maturing June 24, 2012	570,958
452,727	Term Loan, 6.96%, Maturing June 24, 2012	460,650
350,000	Term Loan, 9.40%, Maturing June 24, 2013	352,625
	Energy Transfer Company, L.P.
865,000	Term Loan, 6.81%, Maturing June 16, 2012	876,678
	KGen, LLC
477,600	Term Loan, 6.65%, Maturing August 5, 2011	477,003
	La Paloma Generating Co., LLC
29,508	Term Loan, 5.54%, Maturing August 16, 2012	29,914
180,000	Term Loan, 5.77%, Maturing August 16, 2012	182,475
15,492	Term Loan, 5.77%, Maturing August 16, 2012	15,705
	NRG Energy, Inc.
865,427	Term Loan, 3.92%, Maturing December 24, 2011	874,802
1,092,459	Term Loan, 5.90%, Maturing December 24, 2011	1,104,293
	Pike Electric, Inc.
182,287	Term Loan, 6.00%, Maturing July 1, 2012	184,565
311,290	Term Loan, 6.06%, Maturing July 1, 2012	315,181
	Plains Resources, Inc.
1,336,653	Term Loan, 5.85%, Maturing December 17, 2010	1,357,538
	Reliant Energy, Inc.
758,019	Term Loan, 6.10%, Maturing December 22, 2010	762,960
	Texas Genco, LLC
473,827	Term Loan, 5.86%, Maturing December 14, 2011	477,751
1,144,279	Term Loan, 5.86%, Maturing December 14, 2011	1,153,755
		$11,972,965
Total Senior Floating Rate Interests (identified cost $464,499,672)		$468,530,331

Corporate Bonds & Notes — 16.4%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Argo Tech Corp., Sr. Notes
$300	9.25%, 6/1/11	$319,500
	BE Aerospace, Sr. Sub. Notes, Series B
35	8.00%, 3/1/08	35,175
	Sequa Corp.
300	8.875%, 4/1/08	313,500

	Standard Aero Holdings, Inc.
$15	8.25%, 9/1/14	$14,587
		$682,762
Air Transport — 0.4%
	American Airlines
895	7.80%, 10/1/06	857,430
15	8.608%, 4/1/11	14,048
20	7.858%, 10/1/11	20,479
	Continental Airlines
257	7.033%, 6/15/11	230,629
	Delta Air Lines
6	7.779%, 11/18/05	3,409
69	9.50%, 11/18/08 (4)(5)	52,095
		$1,178,090
Automotive — 0.6%
	Altra Industrial Motion, Inc.
35	9.00%, 12/1/11 (5)	34,475
	Commercial Vehicle Group, Inc., Sr. Notes
55	8.00%, 7/1/13 (5)	55,550
	Dana Credit Corp.
50	8.375%, 8/15/07 (5)	49,693
	Delphi Corp.
140	6.55%, 6/15/06	103,600
	Ford Motor Credit Co.
570	7.875%, 6/15/10	555,206
	General Motors Acceptance Corp.
25	6.125%, 9/15/06	25,085
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
470	9.75%, 11/1/13	470,000
	Metaldyne Corp., Sr. Notes
90	10.00%, 11/1/13 (5)	78,750
	Tenneco Automotive, Inc.
140	8.625%, 11/15/14	141,750
	Tenneco Automotive, Inc., Series B
230	10.25%, 7/15/13	258,175
	TRW Automotive, Inc., Sr. Sub. Notes
65	11.00%, 2/15/13	73,612
	United Components, Inc., Sr. Sub. Notes
65	9.375%, 6/15/13	65,000
	Visteon Corp., Sr. Notes
95	8.25%, 8/1/10	90,725
		$2,001,621

Brokers / Dealers / Investment Houses — 0.2%
	E*Trade Financial Corp., Sr. Notes
$160	8.00%, 6/15/11	$166,000
235	7.375%, 9/15/13 (5)	238,525
	Refco Finance Holdings, LLC
237	9.00%, 8/1/12	258,922
	Residential Capital Corp.
85	6.875%, 6/30/15 (5)	89,103
		$752,550
Building and Development — 0.4%
	Coleman Cable, Inc.
60	9.875%, 10/1/12	53,175
	General Cable Corp., Sr. Notes
85	9.50%, 11/15/10	89,887
	Interface, Inc., Sr. Sub. Notes
20	9.50%, 2/1/14	20,100
	MAAX Corp., Sr. Sub. Notes
65	9.75%, 6/15/12	56,875
	Mueller Group, Inc., Sr. Sub. Notes
185	10.00%, 5/1/12	197,025
	Mueller Holdings, Inc., Disc. Notes
160	14.75%, 4/15/14	117,600
	Nortek, Inc., Sr. Sub Notes
245	8.50%, 9/1/14	226,625
	NTK Holdings, Inc., Sr. Discount Notes
115	0.00%, 3/1/14	64,975
	Panolam Industries International, Sr. Sub Notes
105	10.75%, 10/1/13 (5)	104,212
	Ply Gem Industries, Inc., Sr. Sub. Notes
75	9.00%, 2/15/12	63,375
	RMCC Acquisition Co., Sr. Sub. Notes
180	9.50%, 11/1/12 (5)	182,700
	Stanley-Martin Co.
40	9.75%, 8/15/15 (5)	39,300
		$1,215,849
Business Equipment and Services — 0.5%
	Aearo Co. I, Sr. Sub. Notes
65	8.25%, 4/15/12	65,325
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
40	9.25%, 2/15/13 (5)	37,450
	Neff Rental/Neff Finance
145	11.25%, 6/15/12 (5)	154,425
	Norcross Safety Products LLC / Norcross Capital Corp., Sr. Sub. Notes, Series B
170	9.875%, 8/15/11	183,175

	NSP Holdings / NSP Holdings Capital Corp., Sr. Notes (PIK)
$25	11.75%, 1/1/12	$25,374
	Quintiles Transnational Corp., Sr. Sub. Notes
260	10.00%, 10/1/13	293,800
	Safety Products Holdings, Sr. Notes (PIK)
45	11.75%, 1/1/12 (5)	45,675
	Sungard Data Systems, Inc., Sr. Notes
215	9.125%, 8/15/13 (5)	223,869
	Sungard Data Systems, Inc., Sr. Sub. Notes
185	10.25%, 8/15/15 (5)	188,237
	Unisys Corp., Sr. Notes
45	8.00%, 10/15/12	44,437
210	8.50%, 10/15/15	209,475
		$1,471,242
Cable and Satellite Television — 0.8%
	Adelphia Communications, Sr. Notes, Series B
270	9.25%, 10/1/32 (4)	199,800
	CCO Holdings LLC / CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13 (5)	392,037
	Charter Communications Holdings II, LLC, Sr. Notes
120	10.25%, 9/15/10	123,600
	CSC Holdings, Inc., Sr. Notes
160	6.75%, 4/15/12 (5)	152,000
	CSC Holdings, Inc., Sr. Notes, Series B
55	7.625%, 4/1/11	54,312
	CSC Holdings, Inc., Sr. Sub. Notes
85	10.50%, 5/15/16	91,906
	Insight Communications, Sr. Disc. Notes
525	12.25%, 2/15/11	538,125
	Kabel Deutschland GMBH
345	10.625%, 7/1/14 (5)	382,950
	Ono Finance PLC, Sr. Notes
45	14.00%, 2/15/11	49,556
	UGS Corp.
575	10.00%, 6/1/12	632,500
		$2,616,786
Chemicals and Plastics — 0.7%
	Avecia Group PLC
25	11.00%, 7/1/09	25,844
	Aventine Renewable Energy, Variable Rate
55	9.87%, 12/15/11 (5)	57,475
	BCP Crystal Holdings Corp., Sr. Sub Notes
172	9.625%, 6/15/14	192,210
	Borden U.S. Finance / Nova Scotia Finance, Sr. Notes
95	9.00%, 7/15/14 (5)	96,900

	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B
$179	10.50%, (0% until 2009), 10/1/14	$126,195
	Equistar Chemical, Sr. Notes
110	10.625%, 5/1/11	120,450
	Huntsman International, LLC, Sr. Notes
80	9.875%, 3/1/09	84,900
	Huntsman, LLC
91	11.625%, 10/15/10	104,422
	Innophos, Inc., Sr. Sub. Notes
40	8.875%, 8/15/14 (5)	41,100
	Key Plastics, LLC, Jr. Sub. Notes
74	4.00%, 4/26/07 (3)	74,950
	Key Plastics, LLC, Sr. Sub. Notes
118	7.00%, 4/26/07 (3)	118,584
	Lyondell Chemical Co., Sr. Notes
192	10.50%, 6/1/13	217,920
	Nalco Co., Sr. Sub. Notes
100	8.875%, 11/15/13	103,125
	OM Group, Inc.
460	9.25%, 12/15/11	470,350
	Polyone Corp., Sr. Notes
130	10.625%, 5/15/10	134,550
	Rhodia SA, Sr. Notes
90	10.25%, 6/1/10	95,625
	Solo Cup Co., Sr. Sub. Notes
95	8.50%, 2/15/14	84,550
		$2,149,150
Clothing / Textiles — 0.4%
	GFSI, Inc., Sr. Sub. Notes, Series B
60	9.625%, 3/1/07	54,900
	Levi Strauss & Co., Sr. Notes
345	12.25%, 12/15/12	382,950
125	9.75%, 1/15/15	128,125
	Levi Strauss & Co., Sr. Notes, Variable Rate
100	8.254%, 4/1/12	100,250
	Oxford Industries, Inc., Sr. Notes
250	8.875%, 6/1/11	261,250
	Perry Ellis International, Inc., Sr. Sub. Notes
120	8.875%, 9/15/13	123,600
	Phillips Van-Heusen, Sr. Notes
40	7.25%, 2/15/11	40,400
100	8.125%, 5/1/13	105,500
		$1,196,975

Conglomerates — 0.2%
	Amsted Industries, Inc., Sr. Notes
$500	10.25%, 10/15/11 (5)	$547,500
	Polypore, Inc., Sr. Sub Notes
15	8.75%, 5/15/12	13,275
	Rexnord Corp.
45	10.125%, 12/15/12	49,500
		$610,275
Containers and Glass Products — 0.2%
	Crown Euro Holdings SA
65	9.50%, 3/1/11	71,500
340	10.875%, 3/1/13	396,100
	Intertape Polymer US, Inc., Sr. Sub. Notes
180	8.50%, 8/1/14	178,157
	Pliant Corp. (PIK)
81	11.625%, 6/15/09 (5)	86,098
		$731,855
Cosmetics / Toiletries — 0.1%
	Jostens Holding Corp., Sr. Disc. Notes
45	10.25%, 12/1/13	32,625
	Samsonite Corp., Sr. Sub. Notes
195	8.875%, 6/1/11	208,162
		$240,787
Ecological Services and Equipment — 0.3%
	Aleris International, Inc.
75	10.375%, 10/15/10	83,062
87	9.00%, 11/15/14	92,220
	Allied Waste North America, Series B
165	8.875%, 4/1/08	172,837
	Allied Waste North America, Sr. Notes, Series B
305	8.50%, 12/1/08	319,487
	Waste Services, Inc., Sr. Sub Notes
220	9.50%, 4/15/14	220,000
		$887,606
Electronics / Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
320	7.75%, 11/1/12	329,600
	Amkor Technologies, Inc., Sr. Notes
30	7.125%, 3/15/11	26,025
445	7.75%, 5/15/13	382,700
	CPI Holdco, Inc., Sr. Notes, Variable Rate
50	8.83%, 2/1/15	49,499

	Stratus Technologies, Inc., Sr. Notes
$25	10.375%, 12/1/08	$25,375
		$813,199
Equipment Leasing — 0.2%
	Greenbrier Companies, Inc. (The)
200	8.375%, 5/15/15	209,000
	United Rentals North America, Inc.
40	6.50%, 2/15/12	38,800
	United Rentals North America, Inc., Sr. Sub. Notes
370	7.00%, 2/15/14	345,025
		$592,825
Financial Intermediaries — 1.2%
	Alzette, Variable Rate
500	8.691%, 12/15/20	512,500
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
380	5.78%, 2/24/19 (5)	381,368
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
500	5.315%, 4/15/19 (5)	500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
500	5.65%, 1/15/19 (5)	500,000
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
500	6.23%, 8/11/16 (5)	500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
500	9.29%, 3/8/17	500,000
	Centurion CDO 9 Ltd., Series 2005-9A
500	8.261%, 7/17/19	500,000
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
500	5.97%, 3/21/17 (5)	505,000
		$3,898,868
Food Products — 0.7%
	American Seafood Group, LLC
415	10.125%, 4/15/10	444,050
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
220	11.50%, (0% until 2008), 11/1/11	169,400
	Pierre Foods, Inc., Sr. Sub. Notes
175	9.875%, 7/15/12	181,125
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
1,110	8.25%, 12/1/13	1,054,500
	UAP Holding Corp., Sr. Disc. Notes
265	10.75%, 7/15/12	226,575
	United Agricultural Products, Sr. Notes
50	8.25%, 12/15/11	53,000

	WH Holdings Ltd. / WH Capital Corp., Sr. Notes
$42	9.50%, 4/1/11	$45,465
		$2,174,115
Food / Drug Retailers — 0.1%
	Rite Aid Corp.
70	7.125%, 1/15/07	70,787
100	8.125%, 5/1/10	102,500
		$173,287
Forest Products — 0.6%
	Caraustar Industries, Inc.
25	7.375%, 6/1/09	24,375
	Caraustar Industries, Inc., Sr. Sub. Notes
495	9.875%, 4/1/11	492,525
	Domtar, Inc.
155	7.125%, 8/1/15	142,890
	Georgia-Pacific Corp.
145	9.50%, 12/1/11	171,825
180	9.375%, 2/1/13	201,600
	JSG Funding PLC, Sr. Notes
280	9.625%, 10/1/12	282,800
	Newark Group, Inc., Sr. Sub. Notes
90	9.75%, 3/15/14	80,550
	NewPage Corp.
280	10.00%, 5/1/12	264,600
	Norske Skog Canada Ltd., Series D
50	8.625%, 6/15/11	50,500
	Stone Container Corp., Sr. Notes
373	9.25%, 2/1/08	382,325
		$2,093,990
Healthcare — 0.8%
	AMR HoldCo, Inc. / EmCare HoldCo, Inc., Sr. Sub. Notes
130	10.00%, 2/15/15 (5)	141,050
	Healthsouth Corp.
145	7.625%, 6/1/12	136,300
	Healthsouth Corp., Sr. Notes
145	7.375%, 10/1/06	144,637
100	8.375%, 10/1/11	95,750
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
120	8.75%, 2/15/12	122,400
	Medical Device Manufacturing, Inc., Series B
125	10.00%, 7/15/12	136,250
	Medquest, Inc.
205	11.875%, 8/15/12	217,300
	National Mentor, Inc., Sr. Sub. Notes
125	9.625%, 12/1/12 (5)	131,250

	Pacificare Health System
$146	10.75%, 6/1/09	$158,227
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13 (5)	106,050
	Rotech Healthcare, Inc.
5	9.50%, 4/1/12	5,375
	Service Corp. International, Sr. Notes
210	7.00%, 6/15/17 (5)	213,150
	US Oncology, Inc.
120	9.00%, 8/15/12	130,200
240	10.75%, 8/15/14	270,000
	Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
255	9.00%, 10/1/14	272,850
	Ventas Realty L.P. / Capital Corp., Sr. Notes
75	7.125%, 6/1/15 (5)	78,000
	VWR International, Inc., Sr. Sub. Notes
160	8.00%, 4/15/14	156,600
		$2,515,389
Home Furnishings — 0.0%
	Fedders North America, Inc.
95	9.875%, 3/1/14	71,250
	Interline Brands, Inc., Sr. Sub. Notes
32	11.50%, 5/15/11	36,000
		$107,250
Industrial Equipment — 0.2%
	Case New Holland, Inc., Sr. Notes
110	9.25%, 8/1/11	116,875
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15 (5)	105,000
	Manitowoc Co., Inc. (The)
29	10.50%, 8/1/12	32,552
	Milacron Escrow Corp.
195	11.50%, 5/15/11	192,075
	Terex Corp.
70	10.375%, 4/1/11	75,250
	Thermadyne Holdings Corp., Sr. Sub. Notes
165	9.25%, 2/1/14	151,800
		$673,552
Leisure Goods / Activities / Movies — 0.4%
	AMC Entertainment, Inc., Sr. Sub. Notes
115	9.875%, 2/1/12	111,263
	Loews Cineplex Entertainment Corp.
390	9.00%, 8/1/14	381,225
	Marquee Holdings, Inc., Sr. Disc. Notes
325	12.00%, (0% until 2009), 8/15/14	196,625

	Royal Caribbean Cruises, Sr. Notes
$135	8.75%, 2/2/11	$152,213
	Six Flags Theme Parks, Inc., Sr. Notes
280	8.875%, 2/1/10	278,600
	Universal City Development Partners, Sr. Notes
150	11.75%, 4/1/10	170,250
	Universal City Florida Holding, Sr. Notes
30	8.375%, 5/1/10	31,275
		$1,321,451
Lodging and Casinos — 1.1%
	CCM Merger, Inc.
125	8.00%, 8/1/13 (5)	126,719
	Chukchansi EDA, Sr. Notes
230	14.50%, 6/15/09 (5)	278,300
	Eldorado Casino Shreveport
53	10.00%, 8/1/12	50,117
	Host Marriot L.P., Series O
15	6.375%, 3/15/15	14,625
	Inn of the Mountain Gods, Sr. Notes
440	12.00%, 11/15/10	499,400
	Kerzner International, Sr. Sub Note
580	6.75%, 10/1/15 (5)	564,775
	Majestic Star Casino LLC
240	9.50%, 10/15/10	238,800
	Meristar Hospitality Operations / Finance
130	10.50%, 6/15/09	138,450
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
60	8.00%, 4/1/12	63,600
	OED Corp. / Diamond Jo
140	8.75%, 4/15/12	138,075
	San Pasqual Casino
110	8.00%, 9/15/13 (5)	111,238
	Seneca Gaming Corp., Sr. Notes
105	7.25%, 5/1/12	108,150
130	7.25%, 5/1/12 (5)	133,900
	Station Casinos, Sr. Sub Notes
115	6.875%, 3/1/16	117,156
	Trump Entertainment Resorts, Inc.
375	8.50%, 6/1/15	363,750
	Waterford Gaming LLC, Sr. Notes
379	8.625%, 9/15/12 (5)	405,530
	Wynn Las Vegas, LLC
60	6.625%, 12/1/14	57,675
		$3,410,260

Nonferrous Metals / Minerals — 0.0%
	Alpha Natural Resources, Sr. Notes
$75	10.00%, 6/1/12	$83,625
		$83,625
Oil and Gas — 1.0%
	ANR Pipeline Co.
70	8.875%, 3/15/10	76,014
	Clayton Williams Energy, Inc., Sr. Notes
50	7.75%, 8/1/13 (5)	49,125
	Coastal Corp., Sr. Debs.
130	9.625%, 5/15/12	144,300
	Dresser, Inc.
110	9.375%, 4/15/11	116,600
	Dynegy Holdings, Inc., Debs.
175	7.625%, 10/15/26	162,750
	El Paso Corp.
80	6.95%, 12/15/07	81,500
	El Paso Corp., Sr. Notes
105	7.625%, 8/16/07 (5)	107,363
	El Paso Production Holding Co.
30	7.75%, 6/1/13	31,500
	Giant Industries
130	8.00%, 5/15/14	136,500
	Hanover Compressor Co., Sr. Sub. Notes
355	0.00%, 3/31/07	321,275
	Hanover Equipment Trust, Series B
70	8.75%, 9/1/11	74,725
	Northwest Pipeline Corp.
70	8.125%, 3/1/10	75,075
	Ocean Rig Norway AS, Sr. Notes
50	8.375%, 7/1/13 (5)	54,375
	Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	97,113
	Petrobras International Finance Co.
30	7.75%, 9/15/14	32,625
	Plains E&P Co., Sr. Sub. Notes
115	8.75%, 7/1/12	124,775
	Port Arthur Finance Corp.
252	12.50%, 1/15/09	288,969
	Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	237,825
	SESI, LLC
95	8.875%, 5/15/11	100,700

	Southern Natural Gas
$50	8.875%, 3/15/10	$54,295
150	8.00%, 3/1/32	166,370
	Titan Petrochemicals Group Ltd.
35	8.50%, 3/18/12 (5)	33,863
	Transmontaigne, Inc., Sr. Sub. Notes
320	9.125%, 6/1/10	337,600
	United Refining Co., Sr. Notes
225	10.50%, 8/15/12	239,625
	Williams Cos., Inc. (The)
45	8.75%, 3/15/32	53,325
		$3,198,187
Publishing — 0.3%
	Advanstar Communications, Inc.
185	10.75%, 8/15/10	207,663
	American Media Operations, Inc., Series B
400	10.25%, 5/1/09	391,000
	CBD Media, Inc., Sr. Sub. Notes
70	8.625%, 6/1/11	72,625
	Dex Media West LLC, Sr. Sub. Notes
182	9.875%, 8/15/13	201,793
	Houghton Mifflin Co., Sr. Sub. Notes
190	9.875%, 2/1/13	202,350
		$1,075,431
Radio and Television — 1.7%
	CanWest Media, Inc.
217	8.00%, 9/15/12	231,707
	CanWest Media, Inc., Sr. Sub. Notes
120	10.625%, 5/15/11	131,100
	Emmis Communications Corp., Sr. Notes, Variable Rate
1,500	9.745%, 6/15/12	1,518,750
	LBI Media, Inc.
90	10.125%, 7/15/12	97,425
	LBI Media, Inc., Sr. Disc. Notes
80	11.00%, 10/15/13	60,700
	LIN Television Corp., Sr. Sub Notes
50	6.50%, 5/15/13 (5)	47,625
	Muzak LLC / Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	16,800
	Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
230	11.375%, 4/1/13	171,350
	Nextmedia Operating, Inc.
120	10.75%, 7/1/11	129,150

	Paxson Communications Corp.
$60	10.75%, 7/15/08	$59,250
65	12.25%, 1/15/09	63,375
	Paxson Communications Corp., Variable Rate
2,000	6.349%, 1/15/10 (5)	2,010,000
	Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12 (5)	107,125
	Rainbow National Services, LLC, Sr. Sub. Debs.
380	10.375%, 9/1/14 (5)	431,300
	Sirius Satellite Radio, Sr. Notes
260	9.625%, 8/1/13 (5)	250,900
		$5,326,557
Rail Industries — 0.0%
	TFM SA de C.V., Sr. Notes
45	12.50%, 6/15/12	52,425
		$52,425
Retailers (Except Food and Drug) — 0.3%
	Affinity Group, Inc., Sr. Sub. Notes
220	9.00%, 2/15/12	221,100
	GSC Holdings Corp.
240	8.00%, 10/1/12 (5)	240,000
	GSC Holdings Corp., Variable Rate
260	7.875%, 10/1/11 (5)	261,625
	Neiman Marcus Group, Inc., Sr. Sub Notes
260	10.375%, 10/15/15 (5)	260,000
		$982,725
Steel — 0.0%
	Ispat Inland ULC, Sr. Notes
127	9.75%, 4/1/14	147,955
		$147,955
Surface Transport — 0.1%
	Horizon Lines, LLC
150	9.00%, 11/1/12	161,438
	OMI Corp., Sr. Notes
45	7.625%, 12/1/13	46,800
		$208,238
Telecommunications — 2.2%
	AirGate PCS, Inc., Variable Rate
60	7.349%, 10/15/11	62,100
	Alamosa Delaware, Inc., Sr. Disc. Notes
90	12.00%, 7/31/09	100,125
	Alamosa Delaware, Inc., Sr. Notes
280	11.00%, 7/31/10	317,100

	Centennial Cellular Operating Co. / Centennial Communications Corp., Sr. Notes
$400	10.125%, 6/15/13	$452,000
	Digicel Ltd., Sr. Notes
100	9.25%, 9/1/12 (5)	104,000
	Inmarsat Finance PLC
153	7.625%, 6/30/12	158,355
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
20	8.695%, 1/15/12 (5)	20,450
	Intelsat Ltd., Sr. Notes
565	5.25%, 11/1/08	522,625
	IWO Holdings, Inc.
110	10.75%, (0% until 2010), 1/15/15	77,825
	LCI International, Inc., Sr. Notes
175	7.25%, 6/15/07	171,500
	New Skies Satellites NV, Sr. Notes, Variable Rate
110	8.539%, 11/1/11	113,850
	New Skies Satellites NV, Sr. Sub. Notes
170	9.125%, 11/1/12	176,800
	Nextel Communications, Inc., Sr. Notes
10	7.375%, 8/1/15	10,715
	Qwest Capital Funding, Inc.
220	7.75%, 8/15/06	223,300
100	6.375%, 7/15/08	98,250
	Qwest Communications International, Inc.
60	7.25%, 2/15/11	58,725
	Qwest Communications International, Inc., Sr. Notes
620	7.50%, 2/15/14 (5)	592,100
	Qwest Corp., Sr. Notes
145	7.625%, 6/15/15 (5)	148,806
	Qwest Corp., Sr. Notes, Variable Rate
475	7.12%, 6/15/13 (5)	496,375
	Qwest Services Corp.
238	13.50%, 12/15/10	273,700
	Rogers Wireless, Inc.
165	7.50%, 3/15/15	178,613
	Rogers Wireless, Inc., Sr. Sub. Notes
90	8.00%, 12/15/12	95,513
	Rogers Wireless, Inc., Variable Rate
790	6.995%, 12/15/10	827,525
	Rural Cellular Corp., Variable Rate
1,500	8.37%, 3/15/10	1,552,500
	SBA Telecommunications, Sr. Disc. Notes
70	9.75%, 12/15/11	63,875

	UbiquiTel Operating Co., Sr. Notes
$215	9.875%, 3/1/11	$239,725
		$7,136,452
Utilities — 0.2%
	AES Corp., Sr. Notes
15	9.375%, 9/15/10	16,613
15	8.75%, 5/15/13 (5)	16,500
15	9.00%, 5/15/15 (5)	16,538
	Calpine Corp., Sr. Notes
30	7.625%, 4/15/06	26,550
	Mission Energy Holding Co.
115	13.50%, 7/15/08	135,988
	NRG Energy, Inc.
84	8.00%, 12/15/13	89,880
	Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	459,800
	Reliant Energy, Inc.
35	9.25%, 7/15/10	38,150
		$800,019
Total Corporate Bonds & Notes (identified cost $51,462,888)		$52,521,348

Convertible Bonds — 0.2%

Principal Amount	Security	Value
$35,000	Amkor Technologies, Inc.	$33,469
3,583	Crown Castle International Corp., (PIK)	186,316
170,000	L-3 Communications Corp. (5)	174,675
305,000	Nortel Networks Ltd.	288,606
35,000	Sinclair Broadcast Group, Inc.	31,456
Total Convertible Bonds (identified cost, $694,661)		$714,522

Common Stocks — 0.4%

Shares	Security	Value
1,152	Crown Castle International Corp. (6)	$28,374
2,992	Environmental Systems Products (3)(6)(7)	82,370
10,443	Hayes Lemmerz International (6)	46,158
8	Knowledge Universe, Inc. (3)(7)	13,312
24,880	Maxim Crane Works, L.P. (6)	789,940
358	Shreveport Gaming Holdings, Inc. (3)(6)	6,390
18,432	Trump Entertainment Resorts, Inc. (6)	330,486
Total Common Stocks (identified cost, $804,149)		$1,297,030

Preferred Stocks — 0.1%

Shares	Security	Value
35	Hayes Lemmerz International, Series A (3)(6)(7)	$669
15	Key Plastics, LLC, Series A (3)(6)(7)	14,713
1,790	Williams Cos., Inc. (The) (5)	208,311
Total Preferred Stocks (identified cost, $107,406)		$223,693

Warrants — 0.0%

Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08 (5)(6)	$73,958
105	Mueller Holdings, Inc., Exp. 4/15/14 (5)(6)	37,826
Total Warrants (identified cost, $14,075)		$111,784

Closed-End Investment Companies — 2.0%

Shares	Security	Value
90,000	ING Prime Rate Trust	$611,100
725,000	Van Kampen Senior Income Trust	5,749,250
Total Closed-End Investment Companies (identified cost, $6,291,972)		$6,360,350

Miscellaneous — 0.0%

Shares	Security	Value
295,000	Trump Atlantic City (3)(6)	$11,358
Total Miscellaneous (identified cost, $0)		$11,358

Short-Term Investments — 4.1%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$2,000,000	10/03/05	Investors Bank and Trust Company Time Deposit	3.90%	$2,000,000
11,293,000	10/03/05	UBS Finance, LLC, Commercial Paper	3.86%	11,290,578
Total Short-Term Investments (at amortized cost $13,290,578)				$13,290,578
Total Investments — 169.2% (identified cost $537,165,401)				$543,060,994
Less Unfunded Loan Commitments — (1.1%)				$(3,430,004)
Net Investments — 168.1% (identified cost $533,735,397)				$539,630,990
Other Assets, Less Liabilities — (33.8%)				$(108,587,920)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.3%)				$(110,022,977)
Net Assets Applicable to Common Shares — 100.0%				$321,020,093

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The Trust may enter into certain agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.
(4)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $13,854,289 or 4.3% of the net assets.

(6)		Non-income producing security.
(7)		Restricted security.

A summary of financial instruments at September 30, 2005 is as follows:

The Trust had the following swap agreements outstanding at September 30, 2005:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$1,200,000	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/6/04 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).	$497
$1,500,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(10,594)

At September 30, 2005, the Trust had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$537,162,984
Gross unrealized appreciation	$7,124,617
Gross unrealized depreciation	(1,226,607)
Net unrealized appreciation	$5,898,010

Restricted Securities

At September 30, 2005, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$82,370
Knowledge Universe, Inc.	5/14/03	8	8,000	13,312
			$8,000	$95,682
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$669
Key Plastics, LLC, Series A	4/26/01	15	15,231	14,713
			$16,981	$15,382
			$24,981	$111,064

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	November 22, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 22, 2005